Fair Value Measurements - Narrative (Details) $ / shares in Units, $ in Thousands	Mar. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Apr. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Oct. 31, 2015 $ / shares shares
Common Stock
Class of Stock [Line Items]
Fair value of stock (in USD per share) | $ / shares		$ 11.29	$ 4.78
Preferred Stock Warrants
Class of Stock [Line Items]
Temporary equity, shares issued (in shares)				2,672,502
Warrant exercise price (in USD per share) | $ / shares	$ 6.11	$ 6.11		$ 6.11	$ 6.11	$ 6.11
Warrant liability | $				$ 144	$ 4,879
Warrant term	8 years	8 years		7 years 6 months	8 years	8 years
Preferred Stock Warrants | Measurement Input, Price Volatility
Class of Stock [Line Items]
Risk-free interest rate				0.50	0.52	0.52
Preferred Stock Warrants | Risk-free interest rate
Class of Stock [Line Items]
Risk-free interest rate				0.0164	0.0224	0.0194
October 2015 Preferred Stock Warrants
Class of Stock [Line Items]
Temporary equity, shares issued (in shares)						1,395,468
December 2015 Preferred Stock Warrants
Class of Stock [Line Items]
Temporary equity, shares issued (in shares)					5,324
April 2016 Preferred Stock Warrants
Class of Stock [Line Items]
Temporary equity, shares issued (in shares)				42,608
Warrant exercise price (in USD per share) | $ / shares				$ 6.11